Income Taxes - Schedule of Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 115,594	$ 121,061	$ 52,426
Foreign	52,660	(36,465)	21,446
Income from operations before income taxes and equity in earnings of affiliated companies	$ 168,254	$ 84,596	$ 73,872